Unaudited Interim Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (262,321)	$ (62,322)	$ (12,711)	$ (9,724)
Other comprehensive income (loss) (“OCI”):
Foreign currency translation adjustment, net of tax recovery of $3,418 and $3,038 (2022 - tax expense of $1,037 and tax recovery of $2,273), respectively (notes 21(b)(iii) and 21(b)(iv))	130	(48,440)	15,555	(40,595)
Change in fair value of cash flow hedges, net of tax expense of $3,737 and tax recovery of $178 (2022 - tax recovery of $7,596 and $29,894), respectively (note 21(b)(ii))	36,421	(12,879)	54,286	(71,765)
Change in pension and other post-employment benefits, net of tax recovery of $281 and $445 (2022 - tax recovery of $32 and $30), respectively	(823)	(93)	(1,303)	(86)
OCI, net of tax	35,728	(61,412)	68,538	(112,446)
Comprehensive income (loss)	(226,593)	(123,734)	55,827	(122,170)
Comprehensive loss attributable to the non-controlling interests	(8,693)	(30,375)	(29,407)	(68,055)
Comprehensive income (loss) attributable to shareholders of Algonquin Power & Utilities Corp.	$ (217,900)	$ (93,359)	$ 85,234	$ (54,115)